Long-Term Debt - Components of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 1,903,446	$ 2,015,472
Unamortized discount and debt issuance costs	(13,158)	(16,263)
Total debt	1,890,288	1,999,209
Less current portion	(227,595)	(197,197)
Long-term debt	1,662,693	1,802,012
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	311,791	329,222
Long-term Debt [Member]
Debt Instrument [Line Items]
Total principal	1,040,984	1,150,436
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total principal	310,879	294,016
Euro Denominated Term Loans [Member]
Debt Instrument [Line Items]
Total principal	$ 239,792	$ 241,798